Geographic Areas (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Geographic area information
Net Sales	$ 6,709,000,000	$ 6,874,000,000	$ 6,731,000,000	$ 6,348,000,000	$ 6,122,000,000	$ 6,193,000,000	$ 5,719,000,000	$ 5,089,000,000	$ 26,662,000,000	$ 23,123,000,000	$ 25,269,000,000
Operating Income									5,918,000,000	4,814,000,000	5,218,000,000
Property, Plant and Equipment - net	7,279,000,000				7,000,000,000				7,279,000,000	7,000,000,000
United States
Geographic area information
Net Sales									9,210,000,000	8,509,000,000	9,179,000,000
Operating Income									1,636,000,000	1,640,000,000	1,578,000,000
Property, Plant and Equipment - net	3,888,000,000				3,809,000,000				3,888,000,000	3,809,000,000
Asia Pacific
Geographic area information
Net Sales									8,259,000,000	6,120,000,000	6,423,000,000
Operating Income									2,400,000,000	1,528,000,000	1,662,000,000
Property, Plant and Equipment - net	1,605,000,000				1,366,000,000				1,605,000,000	1,366,000,000
Japan
Geographic area information
Net Sales									2,464,000,000	1,979,000,000	2,180,000,000
Property, Plant and Equipment - net	420,000,000				364,000,000				420,000,000	364,000,000
Europe, Middle East, and Africa
Geographic area information
Net Sales									6,259,000,000	5,972,000,000	6,941,000,000
Operating Income									1,112,000,000	1,003,000,000	1,294,000,000
Property, Plant and Equipment - net	1,239,000,000				1,318,000,000				1,239,000,000	1,318,000,000
Latin America and Canada
Geographic area information
Net Sales									2,950,000,000	2,516,000,000	2,723,000,000
Operating Income									797,000,000	631,000,000	693,000,000
Property, Plant and Equipment - net	547,000,000				507,000,000				547,000,000	507,000,000
Other Unallocated
Geographic area information
Net Sales									(16,000,000)	6,000,000	3,000,000
Operating Income									$ (27,000,000)	$ 12,000,000	$ (9,000,000)